Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Australia - 3.4%
BlueScope Steel, Ltd.	605,100	$ 4,839,216
Charter Hall Group, REIT	584,332	4,356,181
Omni Bridgeway, Ltd.	2,429,669	7,950,808
Senex Energy, Ltd. (A) (B)	10,458,800	2,029,691

		19,175,896

Austria - 0.7%
ams AG (A)	221,000	3,717,355

Belgium - 7.4%
Barco NV	299,734	5,904,926
D’ieteren SA	150,508	8,124,762
Fagron	301,348	6,739,322
Groupe Bruxelles Lambert SA	164,327	14,253,817
Telenet Group Holding NV	161,400	6,261,095

		41,283,922

Denmark - 2.2%
Scandinavian Tobacco Group A/S, Class A (C)	479,428	7,051,565
Schouw & Co. A/S	66,267	5,422,706

		12,474,271

Finland - 1.2%
Raisio OYJ, V Shares	1,763,783	6,451,101

France - 3.9%
ICADE, REIT (B)	78,200	5,146,488
Kaufman & Broad SA	215,129	9,287,986
Rothschild & Co.	293,019	7,438,239

		21,872,713

Germany - 6.3%
Bertrandt AG	39,509	1,461,345
Borussia Dortmund GmbH & Co. KGaA	351,900	2,318,674
DIC Asset AG	451,378	5,839,739
Gerresheimer AG	121,900	14,023,242
Hamburger Hafen und Logistik AG	323,140	5,580,994
SAF-Holland SE (A)	489,300	3,309,313
Takkt AG	237,813	2,928,736

		35,462,043

Greece - 0.6%
Motor Oil Hellas Corinth Refineries SA	229,151	3,129,856

Hong Kong - 2.6%
Great Eagle Holdings, Ltd.	1,323,493	2,996,122
Kerry Logistics Network, Ltd.	4,963,500	8,135,730
Pacific Textiles Holdings, Ltd.	6,688,900	3,126,270

		14,258,122

Ireland - 4.0%
Bank of Ireland Group PLC	1,432,400	2,975,939
C&C Group PLC	1,282,695	3,877,498
Grafton Group PLC	378,500	3,168,973
Greencore Group PLC	1,828,800	3,050,237
Smurfit Kappa Group PLC	270,610	9,142,049

		22,214,696

	Shares	Value
COMMON STOCKS (continued)
Italy - 2.9%
Danieli & C Officine Meccaniche SpA	155,390	$ 1,251,916
doValue SpA (A) (B) (C)	368,700	4,056,459
Prysmian SpA	428,052	10,946,023

		16,254,398

Japan - 32.8%
Aida Engineering, Ltd.	353,700	2,213,968
Air Water, Inc.	371,500	4,816,724
Capcom Co., Ltd.	529,400	20,805,843
Denka Co., Ltd.	346,460	8,331,991
DTS Corp.	338,500	6,477,415
Fuji Corp. (B)	272,400	4,812,176
Furyu Corp.	73,300	634,298
GMO internet, Inc.	275,100	7,969,497
Hakuhodo DY Holdings, Inc.	287,300	3,153,916
Hikari Tsushin, Inc.	27,200	5,896,977
Horiba, Ltd.	125,700	6,482,482
Hosokawa Micron Corp.	54,700	2,853,537
Kaken Pharmaceutical Co., Ltd.	109,500	4,976,359
Kenedix, Inc.	1,467,200	6,673,213
Kintetsu World Express, Inc.	600,300	10,262,763
Kumiai Chemical Industry Co., Ltd. (B)	711,900	6,899,255
Kyushu Railway Co. (B)	121,600	2,402,194
Matsumotokiyoshi Holdings Co., Ltd.	209,000	6,981,923
Meitec Corp.	97,400	4,533,192
Nakanishi, Inc.	475,200	7,509,957
Nichiha Corp.	212,200	4,308,825
Nippon Parking Development Co., Ltd. (B)	2,579,000	2,968,441
Paramount Bed Holdings Co., Ltd.	81,800	3,487,382
Rohto Pharmaceutical Co., Ltd.	208,900	6,448,003
Sanwa Holdings Corp.	1,023,300	8,769,735
Shinoken Group Co., Ltd. (B)	405,800	2,941,587
Square Enix Holdings Co., Ltd.	258,100	13,867,633
Takasago Thermal Engineering Co., Ltd.	302,100	4,012,994
Token Corp.	80,500	5,116,652
Trend Micro, Inc.	44,200	2,592,281
Wakita & Co., Ltd.	338,300	2,880,482
Welcia Holdings Co., Ltd.	11,200	1,026,310

		183,108,005

Netherlands - 5.3%
ASM International NV	104,700	16,015,777
Euronext NV (C)	31,800	3,673,463
Intertrust NV (C)	541,800	10,039,554

		29,728,794

Norway - 0.4%
ABG Sundal Collier Holding ASA (B)	4,565,727	2,104,514

Philippines - 0.1%
Alliance Global Group, Inc. (A)	6,961,200	808,877

Republic of Korea - 2.8%
Eugene Technology Co., Ltd.	280,109	7,966,659
Interpark Corp.	510,819	1,099,978
NongShim Co., Ltd.	5,400	1,675,388
Value Added Technology Co., Ltd.	252,900	5,057,697

		15,799,722

Spain - 1.4%
Cia de Distribucion Integral Logista Holdings SA	427,764	7,986,817

Sweden - 3.0%
Cloetta AB, B Shares	2,125,500	5,876,673

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Dios Fastigheter AB	1,050,174	$ 7,098,599
Nobina AB (A) (C)	584,272	3,680,128

		16,655,400

Switzerland - 2.1%
Swissquote Group Holding SA	123,976	11,597,776

United Kingdom - 15.4%
Bellway PLC	256,100	8,480,762
Dialog Semiconductor PLC (A)	110,087	5,160,320
Domino’s Pizza Group PLC	1,051,300	4,372,283
Equiniti Group PLC (C)	3,662,800	6,119,929
Howden Joinery Group PLC	938,900	5,991,549
IG Group Holdings PLC	930,035	8,888,918
Inchcape PLC	414,700	2,323,180
Informa PLC	900,527	4,269,927
Intermediate Capital Group PLC	458,035	8,017,456
International Personal Finance PLC	1,482,750	1,059,742
Lancashire Holdings, Ltd.	800,900	8,106,793
Oxford Metrics PLC	439,500	429,581
Redde Northgate PLC	275,068	591,592
Redrow PLC	1,146,600	6,401,517
Rentokil Initial PLC	832,181	5,805,585
Savills PLC	847,900	8,321,054
Vectura Group PLC	1,367,900	1,771,089

		86,111,277

Total Common Stocks (Cost $507,757,008)		550,195,555

OTHER INVESTMENT COMPANY - 2.9%
Securities Lending Collateral - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (D)	16,229,176	16,229,176

Total Other Investment Company (Cost $16,229,176)		16,229,176

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 0.00% (D), dated 07/31/2020, to be repurchased at $7,732,813 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2023, and with a value of $7,887,475.	$ 7,732,813	7,732,813

Total Repurchase Agreement (Cost $7,732,813)		7,732,813

Total Investments (Cost $531,718,997)		574,157,544
Net Other Assets (Liabilities) - (2.8)%		(15,617,180)

Net Assets - 100.0%		$ 558,540,364

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	7.3%	$41,720,366
Entertainment	6.4	36,992,150
Real Estate Management & Development	5.9	33,870,314
Semiconductors & Semiconductor Equipment	5.7	32,860,111
Household Durables	5.1	29,286,917
Air Freight & Logistics	4.6	26,385,310
Diversified Financial Services	4.6	26,261,084
Food Products	3.9	22,476,105
IT Services	3.6	20,566,841
Chemicals	3.5	20,047,970
Building Products	3.0	17,091,554
Health Care Equipment & Supplies	2.8	16,055,036
Professional Services	2.8	16,034,091
Life Sciences Tools & Services	2.4	14,023,242
Media	2.4	13,684,938
Electronic Equipment, Instruments & Components	2.2	12,387,408
Trading Companies & Distributors	2.1	12,041,004
Machinery	1.9	11,131,597
Electrical Equipment	1.9	10,946,023
Distributors	1.8	10,447,942
Equity Real Estate Investment Trusts	1.7	9,502,669
Containers & Packaging	1.6	9,142,049
Commercial Services & Supplies	1.5	8,774,026
Insurance	1.4	8,106,793
Food & Staples Retailing	1.4	8,008,233
Tobacco	1.2	7,051,565
Pharmaceuticals	1.2	6,747,448
Health Care Providers & Services	1.2	6,739,322
Road & Rail	1.2	6,673,914
Personal Products	1.1	6,448,003
Specialty Retail	1.0	5,896,977
Transportation Infrastructure	1.0	5,580,994
Oil, Gas & Consumable Fuels	0.9	5,159,547
Metals & Mining	0.8	4,839,216
Hotels, Restaurants & Leisure	0.8	4,372,283
Internet & Direct Marketing Retail	0.7	4,028,714
Beverages	0.7	3,877,498
Auto Components	0.6	3,309,313
Textiles, Apparel & Luxury Goods	0.5	3,126,270
Software	0.5	3,021,862
Banks	0.5	2,975,939
Consumer Finance	0.2	1,059,742
Industrial Conglomerates	0.1	808,877
Leisure Products	0.1	634,298

Investments	95.8	550,195,555
Short-Term Investments	4.2	23,961,989

Total Investments	100.0%	$574,157,544

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$550,195,555	$—	$550,195,555
Other Investment Company	16,229,176	—	—	16,229,176
Repurchase Agreement	—	7,732,813	—	7,732,813

Total Investments	$16,229,176	$557,928,368	$—	$574,157,544

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,311,467, collateralized by cash collateral of $16,229,176 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,222,110. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $34,621,098, representing 6.2% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 5